LONG TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Loans
	December 31,
	2 0 1 6	2 0 1 5

Loans from banks	-	373

Schedule of Future Maturities

	December 31,
	2 0 1 6	2 0 1 5

2016	-	149
2017	-	149
2018 and thereafter	-	75
	-	373